UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII Realty Securities Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                         SHARES        VALUE
                                                       ---------   ------------
REAL ESTATE INVESTMENT TRUSTS - 96.68%

APARTMENTS - 14.10%
AvalonBay Communities, Inc.                               25,229   $  2,435,103
BRE Properties, Inc.                                      11,700        533,052
Essex Property Trust, Inc.                                 9,700      1,105,606
Post Properties, Inc.                                     27,100      1,046,602
                                                                   ------------

Total Apartments                                                      5,120,363
                                                                   ------------

DIVERSIFIED - 7.90%
Entertainment Properties Trust                             6,900        340,377
Vornado Realty Trust                                      29,339      2,529,315
                                                                   ------------

Total Diversified                                                     2,869,692
                                                                   ------------

HEALTHCARE - 5.89%
Health Care REIT, Inc.                                    25,000      1,128,250
Nationwide Health Properties, Inc.                        29,900      1,009,125
                                                                   ------------

Total Healthcare                                                      2,137,375
                                                                   ------------

HOTELS & LODGING - 3.62%
Lasalle Hotel Properties                                  19,600        563,108
Starwood Hotels & Resorts Worldwide, Inc.                  6,500        336,375
Strategic Hotels & Resorts, Inc.                          31,600        414,908
                                                                   ------------

Total Hotels & Lodging                                                1,314,391
                                                                   ------------

INDUSTRIALS - 8.05%
EastGroup Properties, Inc.                                 9,900        459,954
ProLogis                                                  41,831      2,462,173
                                                                   ------------

Total Industrials                                                     2,922,127
                                                                   ------------

OFFICE PROPERTY - 16.52%
Alexandria Real Estate Equities, Inc.                     10,200        945,744
Boston Properties, Inc.                                   31,200      2,872,584
Douglas Emmett, Inc.                                      24,700        544,882
Kilroy Realty Corp.                                        7,400        363,414
SL Green Realty Corp.                                     15,600      1,270,932
                                                                   ------------

Total Office Property                                                 5,997,556
                                                                   ------------

REGIONAL MALLS - 16.30%
General Growth Properties, Inc.                           20,600        786,302
Macerich Co. (The)                                        13,200        927,564
Simon Property Group, Inc.                                32,892      3,055,996

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                         SHARES        VALUE
                                                       ---------   ------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

REGIONAL MALLS (CONTINUED)
Taubman Centers, Inc.                                     22,000   $  1,146,200
                                                                   ------------

Total Regional Malls                                                  5,916,062
                                                                   ------------

SELF STORAGE - 5.40%
Public Storage, Inc.                                      22,115      1,959,831
                                                                   ------------

Total Self Storage                                                    1,959,831
                                                                   ------------

SHOPPING CENTERS - 18.90%
Equity One, Inc.                                          25,700        616,029
Federal Realty Investment Trust                           25,800      2,011,110
Kimco Realty Corp.                                        48,764      1,910,086
Regency Centers Corp.                                     19,733      1,277,909
Tanger Factory Outlet Centers, Inc.                       15,700        603,979
Urstadt Biddle Properties                                 28,200        443,586
                                                                   ------------

Total Shopping Centers                                                6,862,699
                                                                   ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $30,645,923)                                                35,100,096
                                                                   ------------

SHORT TERM INVESTMENTS - 3.38%
BlackRock Liquidity Funds Treasury Trust Fund          1,225,786      1,225,786
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (Cost $1,225,786)                        1,225,786
                                                                   ------------

TOTAL INVESTMENTS - 100.06% (Cost $31,871,709)                       36,325,882

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06%)                         (20,420)
                                                                   ------------

NET ASSETS - 100.00%                                               $ 36,305,462
                                                                   ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------  --------------
COMMON STOCKS - 92.07%

FRANCE - 19.83%
ICADE                                                    229,850  $   34,330,541
Klepierre                                                516,833      31,832,700
Nexity                                                   372,300      16,057,941
Unibail                                                  294,517      76,073,486
                                                                  --------------

Total France (Cost $151,821,963)                                     158,294,668
                                                                  --------------
GERMANY - 2.30%
DIC Asset AG                                             549,064      18,331,424
                                                                  --------------

Total Germany (Cost $17,172,730)                                      18,331,424
                                                                  --------------
HONG KONG - 15.95%
China Overseas Land & Investment, Ltd.                13,073,400      24,121,501
Hang Lung Properties, Ltd.                             6,325,000      22,389,452
Hysan Development Co., Ltd.                            7,728,469      21,647,677
Kerry Properties, Ltd.                                 3,689,027      22,230,335
Lifestyle International Holdings, Ltd.                 8,490,000      18,042,825
Shangri-La Asia, Ltd.                                  7,011,685      18,919,211
                                                                  --------------

Total Hong Kong (Cost $100,883,409)                                  127,351,001
                                                                  --------------
ITALY - 4.29%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni    1,556,408       4,730,214
Immobiliare Grande Distribuzione                       4,791,662      17,311,302
Risanamento SpA*                                       4,124,750      12,202,552
                                                                  --------------

Total Italy
(Cost $53,483,796)                                                    34,244,068
                                                                  --------------
JAPAN - 13.50%
AEON Mall Co., Ltd.                                      974,040      27,058,026
Daiwa House Industry Co., Ltd.                         1,914,000      18,979,434
Joint Corp.                                              510,000       3,294,620
Mitsubishi Estate Co., Ltd.                              827,000      20,106,897
Mitsui Fudosan Co., Ltd.                               1,105,800      21,986,017
Tokyu Land Corp.                                       2,605,000      16,357,311
                                                                  --------------

Total Japan (Cost $136,897,512)                                      107,782,305
                                                                  --------------
LUXEMBOURG - 2.02%
Orco Property Group                                      179,500      16,144,163
                                                                  --------------

Total Luxembourg (Cost $27,038,338)                                   16,144,163
                                                                  --------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                     -----------  --------------
COMMON STOCKS (CONTINUED)

MALAYSIA - 1.07%
SP Setia Berhad                                        7,350,000  $    8,548,382
                                                                  --------------

Total Malaysia (Cost $12,214,006)                                      8,548,382
                                                                  --------------
PHILIPPINES - 1.18%
Megaworld Corp.                                      142,699,000       8,404,107
Robinsons Land Corp.                                   4,244,682       1,041,609
                                                                  --------------

Total Philippines (Cost $11,174,526)                                   9,445,716
                                                                  --------------
SINGAPORE - 12.56%
Capitaland, Ltd.                                       5,539,000      25,521,641
City Developments, Ltd.                                2,850,000      22,789,246
Hongkong Land Holdings, Ltd.                           5,085,000      21,001,050
Keppel Land, Ltd.                                      3,334,000      13,426,478
Wing Tai Holdings, Ltd.                               11,024,960      17,519,619
                                                                  --------------

Total Singapore (Cost $107,168,146)                                  100,258,034
                                                                  --------------
SPAIN - 4.17%
Renta Corp Real Estate SA                                262,000       4,628,975
Sol Melia, SA                                          2,031,408      28,680,292
                                                                  --------------

Total Spain (Cost $44,036,991)                                        33,309,267
                                                                  --------------
THAILAND - 1.79%
Central Pattana Public Co., Ltd.                       3,764,464       3,467,348
Central Pattana Public Co., Ltd. NVDR                 12,025,336      10,789,765
                                                                  --------------

Total Thailand (Cost $10,721,131)                                     14,257,113
                                                                  --------------
UNITED KINGDOM - 13.41%
British Land Co. plc                                   1,274,744      23,245,566
Derwent Valley Holdings plc                              752,660      22,708,146
Great Portland Estates plc                             1,961,599      20,643,687
Hammerson plc                                            760,200      16,831,551
Minerva plc*                                           3,400,000       6,487,259
Segro plc                                              1,700,094      17,165,154
                                                                  --------------

Total United Kingdom (Cost $121,509,469)                             107,081,363
                                                                  --------------

TOTAL COMMON STOCKS (Cost $794,122,017)                              735,047,504
                                                                  --------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------   -------------
WARRANTS - 0.06%
China Overseas Land & Investments, Ltd.,
  Expires 08/27/08*                                      589,450   $     219,637
SP Setia Berhad, Expires 01/21/13*                     1,225,000         258,520
                                                                   -------------

TOTAL WARRANTS (Cost $110,030)                                           478,157
                                                                   -------------

SHORT TERM INVESTMENTS - 7.67%
PNC Bank Money Market Fund                            61,277,251      61,277,251
                                                                   -------------

TOTAL SHORT TERM INVESTMENTS (Cost $61,277,251)                       61,277,251
                                                                   -------------

TOTAL INVESTMENTS - 99.80% (Cost $855,509,298)                       796,802,912

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.20%                          1,572,424
                                                                   -------------

NET ASSETS - 100.00%                                               $ 798,375,336
                                                                   =============

*     Denotes non-income producing security.

NVDR  Non-Voting Depositary Receipt

                                  % OF
SECTOR DIVERSIFICATION         NET ASSETS       VALUE
----------------------         ----------   -------------

COMMON STOCKS:
Real Estate ................        85.12%  $ 679,584,191
Consumer Cyclicals .........         7.01%     55,941,470
                               ----------   -------------
Total Common Stock .........        92.13%    735,525,661
Short Term Obligation ......         7.67%     61,277,251
                               ----------   -------------

TOTAL INVESTMENTS ..........        99.80%    796,802,912
OTHER ASSETS IN EXCESS OF
   LIABILITIES .............         0.20%      1,572,424
                               ----------   -------------

NET ASSETS .................       100.00%  $ 798,375,336
                               ==========   =============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------   ------------
COMMON STOCKS - 64.64%

FRANCE - 13.77%
ICADE                                                     30,350   $  4,533,095
Klepierre                                                 51,200      3,153,503
Nexity                                                    25,200      1,086,919
Unibail                                                   37,450      9,673,302
                                                                   ------------

Total France (Cost $18,085,531)                                      18,446,819
                                                                   ------------

GERMANY - 2.40%
DIC Asset AG                                              96,303      3,215,237
                                                                   ------------

Total Germany (Cost $3,209,390)                                       3,215,237
                                                                   ------------

HONG KONG - 9.77%
China Overseas Land & Investment, Ltd.                 1,461,700      2,696,957
Hang Lung Properties, Ltd.                               765,000      2,707,973
Kerry Properties, Ltd.                                   433,061      2,609,656
Lifestyle International Holdings, Ltd.                 1,072,000      2,278,199
Shangri-La Asia, Ltd.                                  1,037,400      2,799,154
                                                                   ------------

Total Hong Kong (Cost $12,160,666)                                   13,091,939
                                                                   ------------

ITALY - 4.97%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni      186,000        565,289
Immobiliare Grande Distribuzione                         941,100      3,400,003
Risanamento SpA*                                         912,200      2,698,628
                                                                   ------------

Total Italy (Cost $10,878,789)                                        6,663,920
                                                                   ------------

JAPAN - 9.08%
AEON Mall Co., Ltd.                                      112,600      3,127,935
Daiwa House Industry Co., Ltd.                           250,000      2,479,027
Joint Corp.                                               69,300        447,681
Mitsubishi Estate Co., Ltd.                               80,500      1,957,201
Mitsui Fudosan Co., Ltd.                                 130,000      2,584,719
Tokyu Land Corp.                                         250,000      1,569,800
                                                                   ------------

Total Japan (Cost $16,506,659)                                       12,166,363
                                                                   ------------

LUXEMBOURG - 2.23%
Orco Property Group                                       33,300      2,994,990
                                                                   ------------

Total Luxembourg (Cost $4,425,889)                                    2,994,990
                                                                   ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------   ------------
COMMON STOCKS (CONTINUED)

MALAYSIA - 1.34%
SP Setia Berhad                                        1,550,000   $  1,802,720
                                                                   ------------

Total Malaysia (Cost $2,328,073)                                      1,802,720
                                                                   ------------

PHILIPPINES - 1.38%
Megaworld Corp.                                       31,432,500      1,851,184
                                                                   ------------

Total Philippines (Cost $1,958,106)                                   1,851,184
                                                                   ------------

SINGAPORE - 7.43%
Capitaland, Ltd.                                         582,500      2,683,942
City Developments, Ltd.                                  290,000      2,318,906
Hongkong Land Holdings, Ltd.                             525,000      2,168,250
Wing Tai Holdings, Ltd.                                1,750,000      2,780,902
                                                                   ------------

Total Singapore (Cost $11,456,545)                                    9,952,000
                                                                   ------------

SPAIN - 3.86%
Renta Corp. Real Estate, SA                               53,000        936,396
Sol Melia, SA                                            300,000      4,235,529
                                                                   ------------

Total Spain (Cost $7,392,724)                                         5,171,925
                                                                   ------------

THAILAND - 1.76%
Central Pattana Public Co., Ltd. NVDR                  2,622,100      2,352,686
                                                                   ------------

Total Thailand (Cost $1,923,434)                                      2,352,686
                                                                   ------------

UNITED KINGDOM - 6.65%
British Land Co. plc                                     129,000      2,352,377
Great Portland Estates plc                               242,000      2,546,786
Hammerson plc                                             70,500      1,560,937
Minerva plc*                                             225,500        430,258
Segro plc                                                199,953      2,018,844
                                                                   ------------

Total United Kingdom (Cost $11,498,262)                               8,909,202
                                                                   ------------

TOTAL COMMON STOCKS (Cost $101,824,068)                              86,618,985
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS - 29.43%
Alexandria Real Estate Equities, Inc.                     21,200      1,965,664
AvalonBay Communities, Inc.                               35,600      3,436,112
Boston Properties, Inc.                                   34,300      3,158,001

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                         SHARES         VALUE
                                                      ----------   ------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Equity One, Inc.                                          62,300   $  1,493,331
Essex Property Trust, Inc.                                22,000      2,507,560
Federal Realty Investment Trust                           45,100      3,515,545
Health Care REIT, Inc.                                    48,000      2,166,240
LaSalle Hotel Properties                                  16,000        459,680
Macerich Co. (The)                                        26,500      1,862,155
Post Properties, Inc.                                     92,400      3,568,488
ProLogis                                                  43,100      2,536,866
Public Storage, Inc.                                      38,600      3,420,732
Simon Property Group, Inc.                                34,400      3,196,104
SL Green Realty Corp.                                     24,400      1,987,868
Starwood Hotels & Resorts Worldwide, Inc.                 34,400      1,780,200
Vornado Realty Trust                                      27,600      2,379,396
                                                                   ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $42,024,578)                                                39,433,942
                                                                   ------------
WARRANTS - 0.04%
China Overseas Land & Investment, Ltd.,
   Expires 08/27/08*                                      59,308         22,099
SP Setia Berhad, Expires 01/21/13*                       175,000         36,931
                                                                   ------------

TOTAL WARRANTS (Cost $15,719)                                            59,030
                                                                   ------------
SHORT TERM INVESTMENTS - 5.29%
BlackRock Liquidity Funds T-Fund                         452,526        452,526
BlackRock Liquidity Funds Treasury Trust Fund          6,638,687      6,638,687
                                                                   ------------

TOTAL SHORT TERM INVESTMENTS (Cost $7,091,213)                        7,091,213
                                                                   ------------

TOTAL INVESTMENTS - 99.40% (Cost $150,955,578)                      133,203,170

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.60%                           801,596
                                                                   ------------

TOTAL NET ASSETS - 100.00%                                         $134,004,766
                                                                   ============

*     Denotes non-income producing security.

NVDR Non-Voting Depositary Receipt

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. GLOBAL PROPERTY FUND

                      SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                % OF
SECTOR DIVERSIFICATION                       NET ASSETS      VALUE
----------------------                       ----------   -------------

COMMON STOCKS:
Real Estate ..............................        83.98%  $ 112,539,848
Consumer Cyclicals .......................        10.13%     13,572,109
                                             ----------   -------------
Total Common Stock .......................        94.11%    126,111,957
Short Term Obligation ....................         5.29%      7,091,213
                                             ----------   -------------

TOTAL INVESTMENTS ........................        99.40%    133,203,170
OTHER ASSETS IN EXCESS OF
LIABILITIES ..............................         0.60%        801,596
                                             ----------   -------------

NET ASSETS ...............................       100.00%  $ 134,004,766
                                             ==========   =============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2008

                                   (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's pricing committee under procedures adopted by the Trust's Board of Trustees. Investments in other investment companies are valued at net asset value.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at March 31, 2008 for each Fund were as follows:

                 FUND                     COST      APPRECIATION   (DEPRECIATION)        NET
-------------------------------------------------------------------------------------------------
 E.I.I. Realty Securities Fund         31,871,709      5,685,656       (1,231,483)     4,454,173
 E.I.I. International Property Fund   855,509,298     50,598,264     (109,304,650)   (58,706,386)
 E.I.I. Global Property Fund          150,955,578      3,640,878      (21,393,286)   (17,752,408)

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII Realty Securities Trust

By (Signature and Title)*   /s/ Richard J. Adler
                         ------------------------------------------------------
                            Richard J. Adler, Chief Executive Officer
                            (principal executive officer)

Date                        May 13, 2008
     --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Richard J. Adler
                         ------------------------------------------------------
                            Richard J. Adler, Chief Executive Officer
                            (principal executive officer)

Date                        May 13, 2008
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By (Signature and Title)*   /s/ Michael J. Meagher
                         ------------------------------------------------------
                            Michael J. Meagher, Vice President and Treasurer
                            (principal financial officer)

Date                        May 13, 2008
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*     Print  the  name  and  title  of each  signing  officer  under  his or her signature.